Note 7 - Income Taxes (Details Textual) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2017
Operating Loss Carryforwards, Total	$ 160
Tax Year 2019 [Member]
Operating Loss Carryforwards, Subject to Expiration		$ 146